Note 13 - Leases (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of quantitative information about right-of-use assets [text block]
2019

Balance at January 1	263
Depreciation charge for the year	(112)
Additions to Right of use assets	248
Derecognition of Right of use assets	(64)
Foreign currency movement	2
Balance at December 31	337

Disclosure of profit or loss and cash flow amounts of leases [text block]
2019
Leases under IFRS 16
Interest on lease liabilities	17

2018
Operating leases under IAS 17
Lease expense	105

2019

Total cash outflow for leases	124